Segments - Schedule of Net Revenues for North American Generics and International Reporting Units (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from External Customer [Line Items]
Net revenues	$ 8,677.6	$ 5,914.9	$ 4,584.4
North American Generics and International [Member]
Revenue from External Customer [Line Items]
Net revenues	6,418.2	4,450.3	3,376.1
North American Generics [Member]
Revenue from External Customer [Line Items]
Net revenues	3,915.7	3,472.2	2,945.6
International [Member]
Revenue from External Customer [Line Items]
Net revenues	$ 2,502.5	$ 978.1	$ 430.5